Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (9,415)	$ (14,833)	$ (8,643)	$ (26,414)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation	6	172	450	1,534
Amortization of discount of investments				54
Deferred revenue			10,000
Deferred rent and lease incentive		853	734	(543)
Stock-based compensation	107	403	1,625	1,573
Warrant expense			733
Change in fair value of warrant liability	1,407	8,753	(20,601)	1,482
Loss due to asset impairment	750		4,270
Gain on extinguishment of liability due to Intrexon Corporation			(1,540)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	94	(664)	(664)	(21)
Other long term assets			(750)
Other assets and accrued lease obligations, net	(49)	(375)
Accounts payable	(491)	586	689	(849)
Accounts payable due to Intrexon Corporation				(360)
Accrued expenses due to Intrexon Corporation			(375)
Accrued expenses	(901)	(1,609)	(1,705)	524
Deferred revenue		10,000
Net cash provided by (used in) operating activities	(8,492)	3,286	(15,777)	(23,020)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment		(1,255)	(2,013)	(276)
Proceeds from maturities of marketable securities		900	900	7,050
Purchases of marketable securities				(8,004)
Net cash used in investing activities		(355)	(1,113)	(1,230)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net proceeds from issuance of common stock		5,732	25,526
Repayments on equipment term loan		(133)	(178)	(583)
Proceeds from exercise of stock options and warrants			3	6
Expenses incurred for at-the-market sales agreement of common stock		(106)
Proceeds from exercise of warrants	326
Proceeds from exercise of stock options		2
Net cash provided by (used in) financing activities	326	5,495	25,351	(577)
Net increase (decrease) in cash and cash equivalents	(8,166)	8,426	8,461	(24,827)
Cash and cash equivalents and restricted cash -Beginning of period	15,679	7,218	7,218	32,045
Cash and cash equivalents and restricted cash -End of period	7,513	15,644	15,679	7,218
Supplemental Disclosure of Non-Cash Items:
Purchases of property and equipment in accounts payable		905	125
Public offering costs in accounts payable			99
Reconciliation of cash, cash equivalents and restricted cash reported within the consolidated balance sheets:
Cash and cash equivalents	7,376	15,507	15,542	7,081
Restricted cash	137	137	100
Total cash, cash equivalents, and restricted cash at the end of period	7,513	15,644
Supplemental Disclosure of Cash Flow information:
Cash paid for taxes			105	197
Cash paid for interest			1	$ 30
Supplemental cash flow disclosures from investing and financing activities:
Right-of-use assets and lease liability recorded upon adoption of ASC 842	$ 6,635
Purchases of property and equipment in accounts payable and accrued expenses		905	$ 125
Public offering costs in accounts payable		$ 106